Long-Term Debt - Long-Term Debt Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 18.4
2018	24.8
2019	25.1
2020	25.3
2021	65.4
Thereafter	3,108.8
Debt, total long-term and short-term	$ 3,267.8	$ 3,286.5